Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2020	June 30, 2021
Inventory deposits	$963	$749
Prepaid expenses	1,406	6,772
Prepaid taxes	3,493	—
Sample kits	33	—
Other prepaid expenses and current assets	770	818

	$6,665	$8,339

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2019	2020
Inventory deposits	$363	$963
Prepaid expenses	786	1,406
Prepaid taxes	—	3,493
Sample kits	391	33
Other prepaid expenses and current assets	452	770

	$1,992	$6,665